Intangible Assets/Liabilities Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS/LIABILITIES OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2018

	Acquisition Cost	Accumulated Amortization	Transfer/ Write off	Net Book Value December 31, 2018
Trade name	$100,420	$(47,966)	$—	$52,454
Port terminal operating rights	53,152	(11,838)	—	41,314
Customer relationships	35,490	(19,520)	—	15,970
Favorable lease terms(*)	32,492	(2,143)	(1,150)	29,199
Total Intangible assets	$221,554	$(81,467)	$(1,150)	$138,937

Net Book Value of Intangible Assets other than Goodwill as at December 31, 2017

	Acquisition Cost	Accumulated Amortization	Write off	Net Book Value December 31, 2017
Trade name	$100,420	$(45,156)	$—	$55,264
Port terminal operating rights	53,152	(10,889)	—	42,263
Customer relationships	35,490	(17,745)	—	17,745
Favorable lease terms(*)	11,548	—	(10,398)	1,150
Total Intangible assets	$200,610	$(73,790)	$(10,398)	$116,422

(*)

During the year ended December 31, 2018, acquisition costs of $1,150 of favorable lease terms were capitalized as part of the cost of one vessel due to the exercise of the purchase option (See also Note 2(n)). As of December 31, 2018, intangible assets associated with the favorable lease terms included an amount of $31,342 associated with the favorable lease terms of certain charter out contracts of Navios Containers which were recognized as of November 30, 2018 (see Note 3). As of December 31, 2017, intangible assets associated with the favorable lease terms included an amount of $1,150 related to purchase option for a vessel. During the year ended December 31, 2017, acquisition costs of $10,398 and accumulated amortization of $7,001 of favorable lease terms were considered impaired and were written off resulting in a loss of $3,397 included in the statement of comprehensive (loss)/income within the caption of “Impairment losses”.

Amortization expense

	Amortization Expense and Write Offs Year Ended December 31, 2018	Amortization Expense and Write Offs Year Ended December 31, 2017	Amortization Expense and Write Offs Year Ended December 31, 2016
Trade name	$2,811	$3,853	$3,902
Port terminal operating rights	950	727	706
Customer relationships	1,774	1,775	1,775
Favorable lease terms	2,143	4,038	17,260
Unfavorable lease terms	—	—	(7,526)
Total	$7,678	$10,393	$16,117

Schedule of aggregate amortization expense

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$2,811	$2,818	$2,811	$2,811	$2,811	$38,392	$52,454
Port terminal operating rights	995	995	995	995	995	36,339	41,314
Customer relationships	1,775	1,775	1,775	1,775	1,775	7,095	15,970
Favorable lease terms	21,923	7,276	—	—	—	—	29,199
Total amortization	$27,504	$12,864	$5,581	$5,581	$5,581	$81,826	$138,937